Investments (Fair Value and Losses by Investment Category and Length of Time in a Loss Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	$ 3,405,540	$ 10,716,329
Less than Twelve Months, Gross Unrealized Losses	53,158	267,215
Twelve Months or More Fair Value	11,665,926	11,256,350
Twelve Months or More, Gross Unrealized Losses	1,461,767	1,893,641
Total, Fair Value	15,071,466	21,972,679
Total, Gross Unrealized Losses	1,514,925	2,160,856
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	187,705	377,531
Less than Twelve Months, Gross Unrealized Losses	7,191	13,829
Twelve Months or More Fair Value	386,544	238,723
Twelve Months or More, Gross Unrealized Losses	96,445	94,915
Total, Fair Value	574,249	616,254
Total, Gross Unrealized Losses	103,636	108,744
Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	34,212	226,731
Less than Twelve Months, Gross Unrealized Losses	853	5,019
Twelve Months or More Fair Value	259,746	212,060
Twelve Months or More, Gross Unrealized Losses	26,498	25,324
Total, Fair Value	293,958	438,791
Total, Gross Unrealized Losses	27,351	30,343
Foreign government securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	54,155	118,168
Less than Twelve Months, Gross Unrealized Losses	214	2,615
Twelve Months or More Fair Value	159,018	171,166
Twelve Months or More, Gross Unrealized Losses	38,376	49,851
Total, Fair Value	213,173	289,334
Total, Gross Unrealized Losses	38,590	52,466
U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	1,659,501	4,320,552
Less than Twelve Months, Gross Unrealized Losses	31,308	105,145
Twelve Months or More Fair Value	4,933,894	4,677,336
Twelve Months or More, Gross Unrealized Losses	770,153	852,171
Total, Fair Value	6,593,395	8,997,888
Total, Gross Unrealized Losses	801,461	957,316
U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	673,009	1,999,008
Less than Twelve Months, Gross Unrealized Losses	7,201	41,931
Twelve Months or More Fair Value	2,616,271	2,379,755
Twelve Months or More, Gross Unrealized Losses	167,702	259,489
Total, Fair Value	3,289,280	4,378,763
Total, Gross Unrealized Losses	174,903	301,420
Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	391,306	1,088,644
Less than Twelve Months, Gross Unrealized Losses	3,528	20,465
Twelve Months or More Fair Value	759,461	716,172
Twelve Months or More, Gross Unrealized Losses	81,911	106,294
Total, Fair Value	1,150,767	1,804,816
Total, Gross Unrealized Losses	85,439	126,759
Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	183,588	1,977,169
Less than Twelve Months, Gross Unrealized Losses	2,294	69,399
Twelve Months or More Fair Value	2,000,967	2,107,705
Twelve Months or More, Gross Unrealized Losses	238,882	440,330
Total, Fair Value	2,184,555	4,084,874
Total, Gross Unrealized Losses	241,176	509,729
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	158,585	363,744
Less than Twelve Months, Gross Unrealized Losses	349	5,510
Twelve Months or More Fair Value	40,059	140,090
Twelve Months or More, Gross Unrealized Losses	3,301	3,331
Total, Fair Value	198,644	503,834
Total, Gross Unrealized Losses	3,650	8,841
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	54,331	101,821
Less than Twelve Months, Gross Unrealized Losses	212	1,356
Twelve Months or More Fair Value	400,953	489,490
Twelve Months or More, Gross Unrealized Losses	33,869	52,088
Total, Fair Value	455,284	591,311
Total, Gross Unrealized Losses	34,081	53,444
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	9,148	142,961
Less than Twelve Months, Gross Unrealized Losses	8	1,946
Twelve Months or More Fair Value	109,013	123,853
Twelve Months or More, Gross Unrealized Losses	4,630	9,848
Total, Fair Value	118,161	266,814
Total, Gross Unrealized Losses	$ 4,638	$ 11,794